Average Annual Total Returns{- Mid Cap Portfolio} - 02.28 VIP Mid Cap Portfolio Initial/Service/Service Class 2 PRO-09 - Mid Cap Portfolio	VIP Mid Cap Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Mid Cap Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Mid Cap Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Mid Cap Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Mid Cap Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Mid Cap Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Mid Cap Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Mid Cap Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Mid Cap Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP004 Past 1 year	SP004 Past 5 years	SP004 Past 10 years
Total	18.19%	11.07%	9.50%	18.04%	10.96%	9.39%	17.87%	10.79%	9.22%	13.66%	12.35%	11.51%